                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management
                 -------------------------------
   Address:      P.O. Box 220
                 -------------------------------
                 100 S. Rockland Falls Road
                 -------------------------------
                 Rockland, DE 19732
                 -------------------------------

Form 13F File Number: 28-3476
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Josephine Diviney
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Josephine Diviney             Rockland DE        02/06/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      N/A
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $102,962,923.24
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          GREENVILLE CAPITAL MANAGEMENT
                         13F REPORT    December 31, 2006

COMMON STOCK                                 CUSIP        VALUE       QUANTITY  DISCRETION
-----------------------------------------  ---------  --------------  --------  ----------
APAC Customer Services, Inc.               00185E106      1378900.25    365130      X
AirTran Holdings, Inc.                     00949P108          146750     12500      X
Allion Healthcare, Inc.                    019615103       3422109.6    486550      X
American Safety Insurance Holdings, Inc.   G02995101         1192240     64310      X
Amerisafe, Inc.                            03071H100       1858519.2    119449      X
Anadigics, Inc.                            032515108       1790155.3    196470      X
AngioDynamics, Inc.                        03475v101      2550082.15    116025      X
Argonaut Group, Inc.                       040157109      2901175.24     83094      X
Builders FirstSource, Inc.                 12008R107       2102919.4    117030      X
Celadon Group, Inc.                        150838100       2280046.5    135618      X
Coherent, Inc.                             192479103      2120057.57     67521      X
Comstock Homebuilding Companies Inc.       205684103        78056.25     13575      X
Comtech Telecommunications Corp.           205826209      2433491.55     64420      X
Conn's, Inc.                               208242107       2301875.6     97575      X
Cosi, Inc.                                 22122P101       852631.36    161999      X
CyberSource, Corp.                         23251J106       3171005.5    282820      X
DealerTrack Holdings, Inc.                 242309102         2211915     75520      X
Emergency Medical Services Corporation     29100P102       2610909.7    121285      X
EscoTechnologies, Inc.                     296315104      1972007.64     43056      X
Essex Corp.                                296744105      2601854.25    108790      X
Equity Inns Inc.                           294703103           15609       950      X
Excel Tech Inc.                            30067T103      2049032.65     79570      X
Gulfport Energy Corporation                402635304       1140201.9     85435      X
HMS Holdings Corporation                   40425J101       2312207.5    147885      X
Harbin Electric Inc.                       41145W109         1108444    131895      X
Hollywood Media Corporation                436233100          993985    238075      X
Home Bancshares, Inc.                      436893200        378750.2     15755      X
Hub International Ltd.                     44332P101      1997641.75     63355      X
I.D. Systems, Inc.                         449489103        941709.9     51065      X
IXYS Corporation                           46600W106       1662754.5    186212      X
MICROS Systems, Inc.                       594901100       2298593.6     43322      X
MapInfo Corp.                              565105103      1072671.75     81480      X
Marten Transport, Ltd.                     573075108       2779725.7    152315      X
Matrixx Initiatives, Inc.                  57685L105      1041305.26     64897      X
Merit Medical Systems                      589889104      3070199.36    193319      X
Mueller Water Products, Inc-B              624758207       1051371.4     70515      X
Navarre Corporation                        639208107        117191.1     29445      X
OPNET Technologies, Inc.                   683757108       1729707.5    119210      X
OmniVision Technologies, Inc.              682128103      1809209.75    134245      X
Power-One, Inc.                            739308104         2539536    347865      X
Providence Service Corporation             743815102      3566014.45    143765      X
Radiation Therapy Services, Inc.           750323206       1657310.8     52890      X
Rudolph Technology Corporation             781270103       644267.28     40457      X
Rush Enterprises, Inc. Cl A                781846209         2862827    168160      X
Stratasys, Inc.                            862685104      2451507.95     77843      X
Superior Bancorp                           86806M106       1429866.8    126380      X
Superior Energy Services, Inc.             868157108       1146225.6     35295      X
Symbion, Inc                               871507109        14345.25       775      X
TeleTech Holdings, Inc.                    879939106       1653457.2     68075      X
Tessera Technologies, Inc.                 88164L100      1601884.98     39527      X
TradeStation Group, Inc.                   89267P105       949283.75     69464      X
Transaction Systems Architects, Inc.       893416107       2339671.7     70848      X
U.S. Home Systems, Inc                     90335C100      1193946.65    104160      X
Ultralife Batteries, Inc.                  903899102       3180616.2    291065      X
VASCO Data Security International, Inc.    92230Y104      2138532.25    174095      X
Vitran Corporation, Inc.                   92850E107       1784564.1    102520      X
W-H Energy Services, Inc.                  92925E108      1054239.55     21887      X
Walter Industries, Inc.                    93317Q105      1177440.25     43290      X
ev3, Inc.                                  26928A200       2030371.6    115635      X
                                                      --------------  --------
                                       59             102,962,923.24   6715678
                                                      ==============  ========

Greenville Capital Management, Inc.
UNREALIZED GAINS AND LOSSES
ALL Accounts except Wachovia
 31-Dec-06

                                                                     Unit   Total            Market    Unrealized
Date            Quantity  Security                                   Cost   Cost      Price  Value     Gain/Loss   G/L
--------------  --------  -----------------------------------------  -----  --------  -----  --------  ----------  -----
COMMON STOCK

12/22/2006        316815  APAC Customer Services, Inc.                3.78   1198837   3.75   1188056   -10781.19   -0.9
 9/10/2004         12500  AirTran Holdings, Inc.                     11.77  147172.2  11.74    146750     -422.19   -0.3
 1/26/2006        433910  Allion Healthcare, Inc.                     7.34   3184838   7.16   3106796   -78042.33   -2.5
 3/30/2004         57200  American Safety Insurance Holdings, Inc.   15.41  881377.5  18.55   1061060    179682.5   20.4
11/17/2005        106720  Amerisafe, Inc.                             9.18    980025  15.46   1649891    669866.2   68.4
12/22/2006        168855  Anadigics, Inc.                             8.66   1462148   8.86   1496055    33906.89    2.3
 9/19/2006        103535  AngioDynamics, Inc.                        18.27   1891654  21.49   2224967    333312.7   17.6
10/29/2003         74234  Argonaut Group, Inc.                       19.03   1412650  34.86   2587797     1175147   83.2
 6/22/2005        103580  Builders FirstSource, Inc.                 16.42   1701187  17.83   1846831    145644.3    8.6
 5/19/2004        120802  Celadon Group, Inc.                         8.08    975785  16.75   2023434     1047648  107.4
 3/14/2006         59801  Coherent, Inc.                             33.37   1995792  31.57   1887918   -107874.2   -5.4
12/14/2004         13575  Comstock Homebuilding Companies Inc.       19.01  258014.4   5.75  78056.25   -179958.2  -69.7
 8/24/2006         57365  Comtech Telecommunications Corp.           31.58   1811427  38.07   2183886    372458.3   20.6
11/24/2003         86780  Conn's, Inc.                               17.45   1514559  23.27   2019371    504811.9   33.3
12/23/2005        140904  Cosi, Inc.                                  8.29   1167957   5.09  717201.4   -450755.9  -38.6
 6/17/2005        251775  CyberSource, Corp.                          7.23   1819475  11.02   2774561    955085.9   52.5
  3/2/2006         67000  DealerTrack Holdings, Inc.                 22.72   1522508  29.42   1971140    448631.9   29.5
 6/16/2006        108015  Emergency Medical Services Corporation      13.5   1458312  20.98   2266155      807843   55.4
 2/19/2003         38106  EscoTechnologies, Inc.                        25  952587.7  45.44   1731537    778948.9   81.8
11/24/2004         97375  Essex Corp.                                16.82   1637915  23.91   2328236    690320.9   42.1
10/26/2006         71235  Excel Tech Inc.                            26.18   1865209  25.59   1822904    -42305.2   -2.3
 4/28/2006         75910  Gulfport Energy Corporation                13.88   1053509  13.59   1031617   -21891.83   -2.1
 3/15/2006        133030  HMS Holdings Corporation                    8.18   1088826  15.15   2015405    926578.9   85.1
11/30/2005        118780  Harbin Electric Inc.                        8.33  989936.1   8.05    956179   -33757.14   -3.4
  8/2/2004        209835  Hollywood Media Corporation                 3.77  790639.5    4.2    881307    90667.46   11.5
 6/22/2006         15755  Home Bancshares, Inc.                      18.91    297940  24.04  378750.2     80810.2   27.1
 5/19/2006         56325  Hub International Ltd.                     26.58   1496908  31.39   1768042    271133.6   18.1
 3/10/2006         45345  I.D. Systems, Inc.                          21.9  993231.9  18.82  853392.9     -139839  -14.1
12/14/2004        167985  IXYS Corporation                             9.5   1595452    8.9   1495067   -100385.3   -6.3
 6/10/2003         38298  MICROS Systems, Inc.                       23.43  897425.3   52.7   2018305     1120879  124.9
 3/30/2004         72215  MapInfo Corp.                              11.16  805809.3  13.05  942405.8    136596.5     17
 8/14/2003        135435  Marten Transport, Ltd.                     11.84   1603557  18.62   2521800    918243.2   57.3
 9/10/2004         58082  Matrixx Initiatives, Inc.                  11.48  666886.1  15.93  925246.3    258360.2   38.7
 5/27/2003        173254  Merit Medical Systems                      12.71   2202704  15.84   2744343    541639.3   24.6
 6/27/2006         62756  Mueller Water Products, Inc-B              15.27  958572.9   14.9  935064.4   -23508.52   -2.5
 5/25/2004         29445  Navarre Corporation                         9.05  266554.4   3.98  117191.1   -149363.3    -56
 8/29/2006        106490  OPNET Technologies, Inc.                   13.25   1411172  14.45   1538781    127608.1      9
 1/28/2003        119255  OmniVision Technologies, Inc.              12.71   1515155  13.65   1627831    112675.8    7.4
 2/24/2004        306225  Power-One, Inc.                             7.03   2152794   7.28   2229318    76523.57    3.6
 8/18/2003        129365  Providence Service Corporation             18.86   2439467  25.13   3250942    811475.8   33.3
12/20/2006         45590  Radiation Therapy Services, Inc.           32.91   1500371  31.52   1436997   -63374.12   -4.2

 2/28/2006         35659  Rudolph Technology Corporation             20.55  732615.6  15.92  567691.3   -164924.4  -22.5
 4/22/2004        150600  Rush Enterprises, Inc. Cl A                13.47   2027830  16.92   2548152      520322   25.7
 7/15/2004         68995  Stratasys, Inc.                            24.38   1682375  31.41   2167133    484758.4   28.8
12/11/2006        109970  Superior Bancorp                           11.04   1214056  11.34   1247060    33004.13    2.7
  1/9/2006         31395  Superior Energy Services, Inc.             23.89  750159.6  32.68   1025989      275829   36.8
  9/7/2006           775  Symbion, Inc                               20.48  15871.84  18.51  14345.25    -1526.59   -9.6
 6/21/2006         60615  TeleTech Holdings, Inc.                    12.04  729752.8  23.88   1447486    717733.5   98.4
 3/25/2004         34447  Tessera Technologies, Inc.                 21.02  723959.4  40.34   1389592    665632.5   91.9
 4/13/2004         61669  TradeStation Group, Inc.                    7.22  445476.7  13.75  847948.8    402472.1   90.3
  1/6/2006         62810  Transaction Systems Architects, Inc.       31.39   1971309  32.57   2045722     74412.5    3.8
 6/23/2004         92470  U.S. Home Systems, Inc                      7.11  657765.8  11.32   1046770    389003.9   59.1
 3/30/2006        258620  Ultralife Batteries, Inc.                  11.15   2884130  11.01   2847406   -36724.15   -1.3
 12/4/2006        154225  VASCO Data Security International, Inc.     12.2   1881407  11.85   1827566   -53840.63   -2.9
12/16/2003         91030  Vitran Corporation, Inc.                   15.04   1368904  17.37   1581191    212286.8   15.5
11/19/2004         19395  W-H Energy Services, Inc.                  24.38  472889.3  48.69  944342.6    471453.3   99.7
 6/27/2006         38585  Walter Industries, Inc.                    26.28   1014066  27.05   1043724    29658.32    2.9
 6/27/2006        101620  ev3, Inc.                                  14.24   1447432  17.23   1750913    303480.3     21
                                                                            --------         --------  ----------  -----
                                                                            74586341         91123614    16537274   22.2

CASH AND EQUIVALENTS

                          Cash & Equivalents                                 7860100          7860100
                                                                            --------         --------
                                                                             7860100          7860100

                                                                            --------         --------  ----------  -----
TOTAL PORTFOLIO                                                             82446441         98983714    16537274   20.1
                                                                            ========         ========  ==========  =====